Description of Business and Organization (Details) - Schedule of reconciliation of basic and diluted net loss per share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of basic and diluted net loss per share [Abstract]
Net Loss for basic and diluted attributable to common shareholders			$ (1,546,351)	$ (4,610,913)
Weighted average common stock outstanding – basic and diluted			114,984,418	3,474,119,263
Net loss per common share – basic and diluted	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.06)	$ (0.14)